UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-08464

High Income Opportunities Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

October 31, 2020

Date of Reporting Period

Item 1.	Reports to Stockholders

High Income Opportunities Portfolio

October 31, 2020

Portfolio of Investments

Corporate Bonds & Notes — 90.6%

Security		Principal Amount* (000’s omitted)	Value

Aerospace — 2.7%

Bombardier, Inc., 6.00%, 10/15/22(1)		2,313	$2,106,276

Bombardier, Inc., 6.125%, 1/15/23(1)		2,599	2,244,886

Bombardier, Inc., 7.875%, 4/15/27(1)		1,099	802,270

Howmet Aerospace, Inc., 6.875%, 5/1/25		2,637	2,936,959

Moog, Inc., 4.25%, 12/15/27(1)		1,596	1,639,890

Rolls-Royce PLC, 5.75%, 10/15/27(1)		2,691	2,728,001

Science Applications International Corp., 4.875%, 4/1/28(1)		597	626,420

Spirit AeroSystems, Inc., 7.50%, 4/15/25(1)		1,166	1,178,255

TransDigm UK Holdings PLC, 6.875%, 5/15/26		1,585	1,582,028

TransDigm, Inc., 5.50%, 11/15/27		3,504	3,422,882

TransDigm, Inc., 6.25%, 3/15/26(1)		4,436	4,630,097

TransDigm, Inc., 7.50%, 3/15/27		1,705	1,763,294

			$25,661,258

Air Transportation — 0.8%

Delta Air Lines, Inc., 7.375%, 1/15/26		1,088	$1,125,680

Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.50%, 10/20/25(1)		1,055	1,071,593

Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.75%, 10/20/28(1)		1,059	1,083,120

Mileage Plus Holdings, LLC/Mileage Plus Intellectual Property Assets, Ltd., 6.50%, 6/20/27(1)		3,827	3,992,040

			$7,272,433

Automotive & Auto Parts — 4.5%

Clarios Global, L.P., 6.75%, 5/15/25(1)		725	$767,898

Clarios Global, L.P./Clarios US Finance Co., 4.375%, 5/15/26(2)	EUR	2,308	2,704,947

Clarios Global, L.P./Clarios US Finance Co., 8.50%, 5/15/27(1)		5,557	5,805,954

Ford Motor Co., 4.75%, 1/15/43		349	323,916

Ford Motor Co., 7.45%, 7/16/31		1,573	1,876,786

Ford Motor Co., 8.50%, 4/21/23		3,716	4,107,462

Ford Motor Co., 9.00%, 4/22/25		4,459	5,250,628

Ford Motor Co., 9.625%, 4/22/30		1,866	2,508,100

Ford Motor Credit Co., LLC, 1.503%, (3 mo. USD LIBOR + 1.27%), 3/28/22(3)		383	369,774

Ford Motor Credit Co., LLC, 1.515%, (3 mo. USD LIBOR + 1.24%), 2/15/23(3)		539	507,942

Ford Motor Credit Co., LLC, 3.087%, 1/9/23		538	533,629

Ford Motor Credit Co., LLC, 3.339%, 3/28/22		859	857,926

Ford Motor Credit Co., LLC, 3.37%, 11/17/23		2,378	2,360,165

Ford Motor Credit Co., LLC, 3.813%, 10/12/21		702	706,826

Ford Motor Credit Co., LLC, 3.815%, 11/2/27		3,494	3,382,629

Security	Principal Amount* (000’s omitted)	Value

Automotive & Auto Parts (continued)

Ford Motor Credit Co., LLC, 4.125%, 8/17/27	4,746	$4,680,742

Ford Motor Credit Co., LLC, 4.25%, 9/20/22	778	790,290

Ford Motor Credit Co., LLC, 4.375%, 8/6/23	507	516,557

Ford Motor Credit Co., LLC, 5.125%, 6/16/25	1,780	1,857,501

Ford Motor Credit Co., LLC, 5.584%, 3/18/24	403	424,081

Ford Motor Credit Co., LLC, 5.596%, 1/7/22	1,608	1,650,612

Navistar International Corp., 9.50%, 5/1/25(1)	883	980,130

		$42,964,495

Banking & Thrifts — 1.0%

CIT Group, Inc., 5.00%, 8/1/23	2,150	$2,320,656

CIT Group, Inc., 6.125%, 3/9/28	1,420	1,730,355

JPMorgan Chase & Co., Series HH, 4.60% to 2/1/25(4)(5)	2,800	2,764,300

JPMorgan Chase & Co., Series S, 6.75% to 2/1/24(4)(5)	2,405	2,630,298

		$9,445,609

Broadcasting — 3.2%

Diamond Sports Group, LLC/Diamond Sports Finance Co., 5.375%, 8/15/26(1)	3,619	$2,114,853

iHeartCommunications, Inc., 6.375%, 5/1/26	171	177,934

iHeartCommunications, Inc., 8.375%, 5/1/27	1,621	1,584,275

Netflix, Inc., 4.875%, 4/15/28	640	720,851

Netflix, Inc., 4.875%, 6/15/30(1)	1,236	1,412,903

Netflix, Inc., 5.875%, 2/15/25	2,155	2,441,884

Netflix, Inc., 5.875%, 11/15/28	4,030	4,822,218

Nexstar Broadcasting, Inc., 5.625%, 7/15/27(1)	2,357	2,460,861

Scripps Escrow, Inc., 5.875%, 7/15/27(1)	1,917	1,866,679

Sinclair Television Group, Inc., 5.50%, 3/1/30(1)	276	259,934

Sirius XM Radio, Inc., 4.125%, 7/1/30(1)	3,608	3,713,570

Sirius XM Radio, Inc., 4.625%, 7/15/24(1)	2,963	3,059,149

Sirius XM Radio, Inc., 5.00%, 8/1/27(1)	2,980	3,125,916

TEGNA, Inc., 4.625%, 3/15/28(1)	626	621,618

TEGNA, Inc., 4.75%, 3/15/26(1)	689	708,809

TEGNA, Inc., 5.00%, 9/15/29	1,346	1,364,090

		$30,455,544

Building Materials — 2.0%

Builders FirstSource, Inc., 5.00%, 3/1/30(1)	855	$903,094

Builders FirstSource, Inc., 6.75%, 6/1/27(1)	1,452	1,559,085

Cornerstone Building Brands, Inc., 6.125%, 1/15/29(1)	335	342,847

Hillman Group, Inc. (The), 6.375%, 7/15/22(1)	1,488	1,474,630

Masonite International Corp., 5.375%, 2/1/28(1)	1,059	1,124,330

Specialty Building Products Holdings, LLC/SBP Finance Corp., 6.375%, 9/30/26(1)	685	699,556

19	See Notes to Financial Statements.

High Income Opportunities Portfolio

October 31, 2020

Portfolio of Investments — continued

Security		Principal Amount* (000’s omitted)	Value

Building Materials (continued)

SRM Escrow Issuer, LLC, 6.00%, 11/1/28(1)(6)		2,231	$2,231,000

Standard Industries, Inc., 2.25%, 11/21/26(1)	EUR	3,990	4,588,380

Standard Industries, Inc., 4.375%, 7/15/30(1)		1,831	1,888,741

Standard Industries, Inc., 5.00%, 2/15/27(1)		690	712,856

WESCO Distribution, Inc., 7.125%, 6/15/25(1)		1,522	1,641,972

WESCO Distribution, Inc., 7.25%, 6/15/28(1)		771	845,089

White Cap Buyer, LLC, 6.875%, 10/15/28(1)		836	858,468

			$18,870,048

Cable & Satellite TV — 5.3%

CCO Holdings, LLC/CCO Holdings Capital Corp., 4.50%, 8/15/30(1)		5,232	$5,441,306

CCO Holdings, LLC/CCO Holdings Capital Corp., 4.75%, 3/1/30(1)		3,055	3,217,221

CCO Holdings, LLC/CCO Holdings Capital Corp., 5.00%, 2/1/28(1)		1,895	1,997,330

CCO Holdings, LLC/CCO Holdings Capital Corp., 5.375%, 5/1/25(1)		3,855	3,963,904

CCO Holdings, LLC/CCO Holdings Capital Corp., 5.375%, 6/1/29(1)		1,113	1,206,091

CCO Holdings, LLC/CCO Holdings Capital Corp., 5.75%, 2/15/26(1)		2,725	2,828,305

CSC Holdings, LLC, 3.375%, 2/15/31(1)		1,435	1,381,919

CSC Holdings, LLC, 4.125%, 12/1/30(1)		3,336	3,395,314

CSC Holdings, LLC, 4.625%, 12/1/30(1)		2,431	2,433,711

CSC Holdings, LLC, 5.25%, 6/1/24		385	411,709

CSC Holdings, LLC, 5.50%, 5/15/26(1)		4,205	4,373,200

CSC Holdings, LLC, 5.75%, 1/15/30(1)		4,531	4,849,529

CSC Holdings, LLC, 5.875%, 9/15/22		1,410	1,490,194

CSC Holdings, LLC, 6.50%, 2/1/29(1)		1,001	1,112,507

CSC Holdings, LLC, 7.50%, 4/1/28(1)		1,273	1,395,526

DISH DBS Corp., 5.875%, 11/15/24		420	423,150

Virgin Media Finance PLC, 5.00%, 7/15/30(1)		1,445	1,439,581

Virgin Media Secured Finance PLC, 5.50%, 8/15/26(1)		1,446	1,507,057

Virgin Media Vendor Financing Notes III DAC, 4.875%, 7/15/28(2)	GBP	2,044	2,644,691

VTR Comunicaciones SpA, 5.125%, 1/15/28(1)		935	987,921

VTR Finance N.V., 6.375%, 7/15/28(1)		776	827,410

Ziggo B.V., 4.875%, 1/15/30(1)		886	920,333

Ziggo B.V., 5.50%, 1/15/27(1)		2,440	2,536,002

			$50,783,911

Capital Goods — 0.6%

BWX Technologies, Inc., 4.125%, 6/30/28(1)		1,501	$1,520,701

BWX Technologies, Inc., 5.375%, 7/15/26(1)		2,875	2,990,546

Security		Principal Amount* (000’s omitted)	Value

Capital Goods (continued)

Colfax Corp., 6.00%, 2/15/24(1)		880	$917,585

			$5,428,832

Chemicals — 1.4%

Compass Minerals International, Inc., 6.75%, 12/1/27(1)		1,716	$1,864,280

GCP Applied Technologies, Inc., 5.50%, 4/15/26(1)		739	760,106

HB Fuller Co., 4.25%, 10/15/28		650	660,156

Nufarm Australia, Ltd./Nufarm Americas, Inc., 5.75%, 4/30/26(1)		3,622	3,671,114

OCI N.V., 5.25%, 11/1/24(1)		937	959,840

SPCM S.A., 4.875%, 9/15/25(1)		1,185	1,220,609

Valvoline, Inc., 4.25%, 2/15/30(1)		1,326	1,354,509

W.R. Grace & Co., 4.875%, 6/15/27(1)		2,491	2,598,138

			$13,088,752

Consumer Products — 0.9%

Edgewell Personal Care Co., 5.50%, 6/1/28(1)		1,606	$1,690,098

Energizer Holdings, Inc., 4.375%, 3/31/29(1)		1,097	1,109,067

Prestige Brands, Inc., 5.125%, 1/15/28(1)		605	629,578

Spectrum Brands, Inc., 5.00%, 10/1/29(1)		712	756,500

Spectrum Brands, Inc., 5.50%, 7/15/30(1)		1,094	1,172,632

Spectrum Brands, Inc., 5.75%, 7/15/25		3,275	3,373,250

			$8,731,125

Containers — 1.6%

ARD Finance S.A., 5.00%, (5.00% cash or 5.75% PIK), 6/30/27(2)(7)	EUR	4,629	$5,230,087

ARD Finance S.A., 6.50%, (6.50% cash or 7.25% PIK), 6/30/27(1)(7)		410	417,175

Crown Americas, LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/26		1,415	1,507,682

Crown Americas, LLC/Crown Americas Capital Corp. VI, 4.75%, 2/1/26		1,695	1,764,597

Intelligent Packaging, Ltd. Finco, Inc./Intelligent Packaging, Ltd. Co-Issuer, LLC, 6.00%, 9/15/28(1)		1,281	1,305,819

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC, 5.125%, 7/15/23(1)		10	10,130

Silgan Holdings, Inc., 2.25%, 6/1/28	EUR	1,503	1,712,311

Trivium Packaging Finance B.V., 5.50%, 8/15/26(1)		1,429	1,499,557

Trivium Packaging Finance B.V., 8.50%, 8/15/27(1)		1,574	1,687,289

			$15,134,647

Diversified Financial Services — 1.9%

AG Issuer, LLC, 6.25%, 3/1/28(1)		1,871	$1,828,902

20	See Notes to Financial Statements.

High Income Opportunities Portfolio

October 31, 2020

Portfolio of Investments — continued

Security	Principal Amount* (000’s omitted)	Value

Diversified Financial Services (continued)

Cargo Aircraft Management, Inc., 4.75%, 2/1/28(1)	1,198	$1,219,714

Freedom Mortgage Corp., 7.625%, 5/1/26(1)	184	182,850

Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 5.25%, 5/15/27	2,726	2,829,401

Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 6.25%, 2/1/22	2,576	2,588,172

Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 6.25%, 5/15/26	2,993	3,112,241

MSCI, Inc., 3.625%, 9/1/30(1)	867	892,334

PRA Group, Inc., 7.375%, 9/1/25(1)	2,133	2,241,516

Quicken Loans, LLC/Quicken Loans Co-Issuer, Inc., 3.625%, 3/1/29(1)	1,858	1,833,614

United Shore Financial Services, LLC, 5.50%, 11/15/25(1)(6)	957	969,872

		$17,698,616

Diversified Media — 0.8%

Clear Channel Worldwide Holdings, Inc., 5.125%, 8/15/27(1)	1,320	$1,282,050

Nielsen Finance, LLC/Nielsen Finance Co., 5.625%, 10/1/28(1)	692	717,518

Nielsen Finance, LLC/Nielsen Finance Co., 5.875%, 10/1/30(1)	692	728,762

Outfront Media Capital, LLC/Outfront Media Capital Corp., 6.25%, 6/15/25(1)	1,219	1,246,427

Terrier Media Buyer, Inc., 8.875%, 12/15/27(1)	3,397	3,478,936

		$7,453,693

Energy — 10.8%

Antero Midstream Partners, L.P./Antero Midstream Finance Corp., 5.75%, 3/1/27(1)	2,542	$2,292,566

Apache Corp., 4.25%, 1/15/30	2,100	1,859,812

Apache Corp., 4.375%, 10/15/28	770	708,862

Apache Corp., 4.625%, 11/15/25	950	903,688

Apache Corp., 4.875%, 11/15/27	1,195	1,123,300

Archrock Partners, L.P./Archrock Partners Finance Corp., 6.25%, 4/1/28(1)	1,272	1,230,660

Ascent Resources Utica Holdings, LLC/ARU Finance Corp., 7.00%, 11/1/26(1)	4,047	3,587,665

Buckeye Partners, L.P., 4.50%, 3/1/28(1)	1,537	1,463,032

Cenovus Energy, Inc., 3.80%, 9/15/23	573	582,282

Cenovus Energy, Inc., 5.40%, 6/15/47	943	930,049

Cenovus Energy, Inc., 6.75%, 11/15/39	2,256	2,504,150

Centennial Resource Production, LLC, 5.375%, 1/15/26(1)	1,460	540,200

Centennial Resource Production, LLC, 6.875%, 4/1/27(1)	3,731	1,381,981

Cheniere Energy Partners, L.P., 4.50%, 10/1/29	1,896	1,935,835

Security	Principal Amount* (000’s omitted)	Value

Energy (continued)

Cheniere Energy Partners, L.P., 5.625%, 10/1/26	2,670	$2,741,289

Cheniere Energy, Inc., 4.625%, 10/15/28(1)	1,741	1,799,759

Continental Resources, Inc., 4.375%, 1/15/28	1,867	1,681,626

Continental Resources, Inc., 4.90%, 6/1/44	73	60,727

Crestwood Midstream Partners, L.P./Crestwood Midstream Finance Corp., 5.625%, 5/1/27(1)	957	840,366

CrownRock, L.P./CrownRock Finance, Inc., 5.625%, 10/15/25(1)	5,227	5,149,928

CVR Energy, Inc., 5.75%, 2/15/28(1)	2,152	1,474,120

Endeavor Energy Resources, L.P./EER Finance, Inc., 5.50%, 1/30/26(1)	2,250	2,265,469

Endeavor Energy Resources, L.P./EER Finance, Inc., 5.75%, 1/30/28(1)	1,055	1,096,145

Energy Transfer Operating, L.P., Series A, 6.25% to 2/15/23(4)(5)	1,630	1,096,085

EnLink Midstream, LLC, 5.375%, 6/1/29	1,207	1,035,606

EQM Midstream Partners, L.P., 6.00%, 7/1/25(1)	1,116	1,145,295

EQM Midstream Partners, L.P., 6.50%, 7/1/27(1)	1,121	1,177,285

EQT Corp., 5.00%, 1/15/29(6)	489	489,000

EQT Corp., 7.875%, 2/1/25	614	683,932

EQT Corp., 8.75%, 2/1/30	900	1,119,375

Extraction Oil & Gas, Inc., 5.625%, 2/1/26(1)(8)	4,036	994,632

Extraction Oil & Gas, Inc., 7.375%, 5/15/24(1)(8)	1,512	372,489

Great Western Petroleum, LLC/Great Western Finance Corp., 9.00%, 9/30/21(1)	5,592	3,131,520

Laredo Petroleum, Inc., 9.50%, 1/15/25	694	324,750

Laredo Petroleum, Inc., 10.125%, 1/15/28	1,045	454,053

Matador Resources Co., 5.875%, 9/15/26	3,065	2,471,156

MEG Energy Corp., 7.125%, 2/1/27(1)	1,728	1,559,053

Moss Creek Resources Holdings, Inc., 7.50%, 1/15/26(1)	2,160	1,080,000

Nabors Industries, Ltd., 7.25%, 1/15/26(1)	1,037	406,374

Nabors Industries, Ltd., 7.50%, 1/15/28(1)	1,118	428,334

Neptune Energy Bondco PLC, 6.625%, 5/15/25(1)	5,811	5,070,097

Newfield Exploration Co., 5.375%, 1/1/26	1,003	943,658

Newfield Exploration Co., 5.625%, 7/1/24	364	352,438

Nine Energy Service, Inc., 8.75%, 11/1/23(1)	1,057	316,112

Occidental Petroleum Corp., 2.70%, 8/15/22	455	421,444

Occidental Petroleum Corp., 2.90%, 8/15/24	147	122,598

Occidental Petroleum Corp., 3.125%, 2/15/22	24	22,860

Occidental Petroleum Corp., 3.40%, 4/15/26	718	562,951

Occidental Petroleum Corp., 3.45%, 7/15/24	370	300,625

Occidental Petroleum Corp., 3.50%, 8/15/29	897	648,585

Occidental Petroleum Corp., 4.20%, 3/15/48	1,470	975,051

Occidental Petroleum Corp., 4.40%, 8/15/49	1,192	800,875

Occidental Petroleum Corp., 4.625%, 6/15/45	792	536,580

Occidental Petroleum Corp., 6.20%, 3/15/40	736	599,325

21	See Notes to Financial Statements.

High Income Opportunities Portfolio

October 31, 2020

Portfolio of Investments — continued

Security	Principal Amount* (000’s omitted)	Value

Energy (continued)

Occidental Petroleum Corp., 6.375%, 9/1/28	873	$765,512

Occidental Petroleum Corp., 6.625%, 9/1/30	2,386	2,094,431

Occidental Petroleum Corp., 8.50%, 7/15/27	3,109	2,974,924

Occidental Petroleum Corp., 8.875%, 7/15/30	2,667	2,615,327

Parsley Energy, LLC/Parsley Finance Corp., 5.375%, 1/15/25(1)	2,625	2,688,984

Parsley Energy, LLC/Parsley Finance Corp., 5.625%, 10/15/27(1)	2,055	2,189,089

Plains All American Pipeline, L.P., Series B, 6.125% to 11/15/22(4)(5)	4,896	3,029,400

Precision Drilling Corp., 5.25%, 11/15/24	477	310,348

Precision Drilling Corp., 7.125%, 1/15/26(1)	1,095	693,748

Precision Drilling Corp., 7.75%, 12/15/23	407	302,452

Seven Generations Energy, Ltd., 5.375%, 9/30/25(1)	3,860	3,687,670

Seven Generations Energy, Ltd., 6.875%, 6/30/23(1)	950	953,463

Shelf Drilling Holdings, Ltd., 8.25%, 2/15/25(1)	4,056	1,353,690

Southwestern Energy Co., 7.50%, 4/1/26	147	149,837

Southwestern Energy Co., 7.75%, 10/1/27	147	152,053

Southwestern Energy Co., 8.375%, 9/15/28	1,583	1,657,203

Targa Resources Partners, L.P./Targa Resources Partners Finance Corp., 5.875%, 4/15/26	2,105	2,151,047

Targa Resources Partners, L.P./Targa Resources Partners Finance Corp., 6.50%, 7/15/27	1,087	1,141,350

Tervita Corp., 7.625%, 12/1/21(1)	2,135	2,054,937

Transocean Guardian, Ltd., 5.875%, 1/15/24(1)	1,759	1,077,326

Transocean Poseidon, Ltd., 6.875%, 2/1/27(1)	556	418,390

Transocean, Inc., 11.50%, 1/30/27(1)	415	137,977

Western Midstream Operating, L.P., 4.50%, 3/1/28	224	208,320

Western Midstream Operating, L.P., 4.75%, 8/15/28	224	210,000

Western Midstream Operating, L.P., 5.05%, 2/1/30	1,803	1,712,850

		$102,525,977

Entertainment & Film — 0.4%

AMC Entertainment Holdings, Inc., 10.50%, 4/15/25(1)	1,966	$1,064,098

Cinemark USA, Inc., 4.875%, 6/1/23	1,945	1,634,315

Live Nation Entertainment, Inc., 4.75%, 10/15/27(1)	1,759	1,621,033

		$4,319,446

Environmental — 1.5%

Clean Harbors, Inc., 4.875%, 7/15/27(1)	1,029	$1,077,044

Clean Harbors, Inc., 5.125%, 7/15/29(1)	617	672,447

Covanta Holding Corp., 5.00%, 9/1/30	1,326	1,357,492

Covanta Holding Corp., 5.875%, 7/1/25	2,225	2,308,671

GFL Environmental, Inc., 3.75%, 8/1/25(1)	1,223	1,225,293

GFL Environmental, Inc., 7.00%, 6/1/26(1)	1,671	1,745,151

Security	Principal Amount* (000’s omitted)	Value

Environmental (continued)

GFL Environmental, Inc., 8.50%, 5/1/27(1)	5,207	$5,685,393

Waste Pro USA, Inc., 5.50%, 2/15/26(1)	359	363,633

		$14,435,124

Food & Drug Retail — 0.7%

Albertsons Cos., Inc./Safeway, Inc./New Albertsons, L.P./Albertsons, LLC, 4.875%, 2/15/30(1)	1,744	$1,854,047

Albertsons Cos., Inc./Safeway, Inc./New Albertsons, L.P./Albertsons, LLC, 5.875%, 2/15/28(1)	1,807	1,913,956

Fresh Market, Inc. (The), 9.75%, 5/1/23(1)	876	839,869

Murphy Oil USA, Inc., 4.75%, 9/15/29	1,277	1,340,614

Murphy Oil USA, Inc., 5.625%, 5/1/27	1,190	1,253,736

		$7,202,222

Food, Beverage & Tobacco — 2.8%

Central Garden & Pet Co., 4.125%, 10/15/30	460	$466,037

Central Garden & Pet Co., 5.125%, 2/1/28	1,851	1,964,022

Chobani, LLC/Chobani Finance Corp., Inc., 4.625%, 11/15/28(1)	644	647,735

Herbalife Nutrition, Ltd./HLF Financing, Inc., 7.875%, 9/1/25(1)	1,760	1,868,328

JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 5.50%, 1/15/30(1)	1,904	2,072,980

Kraft Heinz Foods Co., 3.875%, 5/15/27(1)	1,801	1,906,120

Kraft Heinz Foods Co., 4.25%, 3/1/31(1)	1,801	1,955,131

Kraft Heinz Foods Co., 4.375%, 6/1/46	5,079	5,201,152

Kraft Heinz Foods Co., 5.50%, 6/1/50(1)	1,801	2,051,806

Performance Food Group, Inc., 5.50%, 10/15/27(1)	1,612	1,655,250

Performance Food Group, Inc., 6.875%, 5/1/25(1)	890	945,069

Post Holdings, Inc., 4.625%, 4/15/30(1)	882	906,255

Post Holdings, Inc., 5.00%, 8/15/26(1)	1,507	1,565,374

United Natural Foods, Inc., 6.75%, 10/15/28(1)	549	556,549

US Foods, Inc., 5.875%, 6/15/24(1)	2,481	2,476,348

		$26,238,156

Gaming — 2.8%

Caesars Entertainment, Inc., 6.25%, 7/1/25(1)	4,001	$4,113,028

Caesars Entertainment, Inc., 8.125%, 7/1/27(1)	3,234	3,379,530

Caesars Resort Collection, LLC/CRC Finco, Inc., 5.25%, 10/15/25(1)	3,679	3,504,008

Gateway Casinos & Entertainment, Ltd., 8.25%, 3/1/24(1)	3,355	2,813,654

Golden Nugget, Inc., 6.75%, 10/15/24(1)	2,736	2,320,183

MGM Resorts International, 4.75%, 10/15/28	2,475	2,423,953

MGM Resorts International, 7.75%, 3/15/22	2,585	2,719,937

22	See Notes to Financial Statements.

High Income Opportunities Portfolio

October 31, 2020

Portfolio of Investments — continued

Security	Principal Amount* (000’s omitted)	Value

Gaming (continued)

Peninsula Pacific Entertainment, LLC/Peninsula Pacific Entertainment Finance, Inc., 8.50%, 11/15/27(1)	1,205	$1,255,616

Stars Group Holdings B.V./Stars Group US Co-Borrower, LLC, 7.00%, 7/15/26(1)	3,323	3,519,057

Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/27(1)	754	698,525

		$26,747,491

Healthcare — 10.7%

Acadia Healthcare Co., Inc., 5.00%, 4/15/29(1)	1,618	$1,671,070

Acadia Healthcare Co., Inc., 5.50%, 7/1/28(1)	1,552	1,616,990

AdaptHealth, LLC, 6.125%, 8/1/28(1)	1,065	1,108,931

AMN Healthcare, Inc., 4.00%, 4/15/29(1)	1,560	1,558,050

Avantor Funding, Inc., 4.625%, 7/15/28(1)	2,538	2,633,048

Bausch Health Americas, Inc., 8.50%, 1/31/27(1)	5,152	5,640,590

Bausch Health Americas, Inc., 9.25%, 4/1/26(1)	1,420	1,567,396

Bausch Health Cos., Inc., 5.25%, 1/30/30(1)	1,096	1,078,048

Bausch Health Cos., Inc., 5.75%, 8/15/27(1)	760	816,525

Bausch Health Cos., Inc., 5.875%, 5/15/23(1)	63	62,892

Bausch Health Cos., Inc., 6.25%, 2/15/29(1)	2,268	2,340,576

Bausch Health Cos., Inc., 7.00%, 3/15/24(1)	2,626	2,723,819

Bausch Health Cos., Inc., 7.25%, 5/30/29(1)	1,015	1,094,490

Bausch Health Cos., Inc., 9.00%, 12/15/25(1)	3,615	3,959,148

Catalent Pharma Solutions, Inc., 4.875%, 1/15/26(1)	1,340	1,371,570

Catalent Pharma Solutions, Inc., 5.00%, 7/15/27(1)	689	719,447

Centene Corp., 3.00%, 10/15/30	3,896	4,050,683

Centene Corp., 3.375%, 2/15/30	5,243	5,453,952

Centene Corp., 4.25%, 12/15/27	1,716	1,810,063

Centene Corp., 4.625%, 12/15/29	3,002	3,272,270

Centene Corp., 4.75%, 1/15/25	2,686	2,763,222

Centene Corp., 5.375%, 8/15/26(1)	1,427	1,512,620

Charles River Laboratories International, Inc., 4.25%, 5/1/28(1)	853	892,827

Charles River Laboratories International, Inc., 5.50%, 4/1/26(1)	1,175	1,230,078

CHS/Community Health Systems, Inc., 6.25%, 3/31/23	242	240,185

DaVita, Inc., 3.75%, 2/15/31(1)	1,467	1,412,904

Emergent BioSolutions, Inc., 3.875%, 8/15/28(1)	1,745	1,756,997

Encompass Health Corp., 4.50%, 2/1/28	1,623	1,664,890

Encompass Health Corp., 4.625%, 4/1/31	1,202	1,239,563

Encompass Health Corp., 4.75%, 2/1/30	1,793	1,870,655

HCA, Inc., 5.00%, 3/15/24	1,435	1,608,027

HCA, Inc., 5.375%, 9/1/26	3,410	3,838,381

HCA, Inc., 5.625%, 9/1/28	2,205	2,570,424

HCA, Inc., 5.875%, 2/15/26	5,010	5,667,562

Security		Principal Amount* (000’s omitted)	Value

Healthcare (continued)

HCA, Inc., 5.875%, 2/1/29		2,038	$2,401,161

Jaguar Holding Co., II/PPD Development, L.P., 4.625%, 6/15/25(1)		1,735	1,795,066

Jaguar Holding Co., II/PPD Development, L.P., 5.00%, 6/15/28(1)		1,540	1,607,082

Legacy LifePoint Health, LLC, 6.75%, 4/15/25(1)		1,143	1,211,580

Molina Healthcare, Inc., 4.375%, 6/15/28(1)		1,869	1,917,594

MPH Acquisition Holdings, LLC, 5.75%, 11/1/28(1)		6,452	6,331,025

Prime Healthcare Services, Inc., 7.25%, 11/1/25(1)		949	957,588

Providence Service Corp. (The), 5.875%, 11/15/25(1)(6)		1,534	1,563,721

RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., 9.75%, 12/1/26(1)		2,069	2,234,520

Teleflex, Inc., 4.25%, 6/1/28(1)		346	362,003

Teleflex, Inc., 4.625%, 11/15/27		2,310	2,441,300

Tenet Healthcare Corp., 4.625%, 9/1/24(1)		476	487,757

Tenet Healthcare Corp., 4.625%, 6/15/28(1)		576	585,360

Tenet Healthcare Corp., 5.125%, 11/1/27(1)		2,855	2,946,931

Tenet Healthcare Corp., 6.125%, 10/1/28(1)		422	410,659

Varex Imaging Corp., 7.875%, 10/15/27(1)		835	851,700

Verscend Escrow Corp., 9.75%, 8/15/26(1)		568	611,665

			$101,534,605

Homebuilders & Real Estate — 5.6%

Brookfield Property REIT, Inc./BPR Cumulus, LLC/BPR Nimbus, LLC/GGSI Sellco, LLC, 5.75%, 5/15/26(1)		2,962	$2,464,014

Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp., 4.875%, 2/15/30(1)		298	283,565

Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp., 6.25%, 9/15/27(1)		603	619,025

Consus Real Estate AG, 9.625%, 5/15/24(2)	EUR	2,663	3,310,812

Ellaktor Value PLC, 6.375%, 12/15/24(2)	EUR	3,038	3,057,011

Five Point Operating Co., L.P./Five Point Capital Corp., 7.875%, 11/15/25(1)		1,749	1,752,279

Greystar Real Estate Partners, LLC, 5.75%, 12/1/25(1)		5,478	5,573,865

HAT Holdings I, LLC/HAT Holdings II, LLC, 3.75%, 9/15/30(1)		1,425	1,430,344

HAT Holdings I, LLC/HAT Holdings II, LLC, 6.00%, 4/15/25(1)		1,287	1,367,437

Iron Mountain, Inc., 4.50%, 2/15/31(1)		1,077	1,073,575

M/I Homes, Inc., 4.95%, 2/1/28		1,537	1,595,598

MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc., 5.625%, 5/1/24		2,890	3,047,722

Pike Corp., 5.50%, 9/1/28(1)		1,410	1,445,546

Service Properties Trust, 5.00%, 8/15/22		1,515	1,499,850

Service Properties Trust, 7.50%, 9/15/25		1,571	1,648,112

23	See Notes to Financial Statements.

High Income Opportunities Portfolio

October 31, 2020

Portfolio of Investments — continued

Security		Principal Amount* (000’s omitted)	Value

Homebuilders & Real Estate (continued)

Shea Homes, L.P./Shea Homes Funding Corp., 4.75%, 2/15/28(1)		2,382	$2,410,286

Shea Homes, L.P./Shea Homes Funding Corp., 4.75%, 4/1/29(1)		684	695,970

Taylor Morrison Communities, Inc., 5.125%, 8/1/30(1)		1,066	1,159,334

Taylor Morrison Communities, Inc., 5.75%, 1/15/28(1)		1,071	1,192,157

Taylor Morrison Communities, Inc., 5.875%, 6/15/27(1)		1,493	1,653,169

TRI Pointe Group Inc., 5.70%, 6/15/28		488	542,900

VICI Properties, L.P./VICI Note Co., Inc., 3.75%, 2/15/27(1)		1,859	1,866,845

VICI Properties, L.P./VICI Note Co., Inc., 4.125%, 8/15/30(1)		1,859	1,884,561

VICI Properties, L.P./VICI Note Co., Inc., 4.25%, 12/1/26(1)		2,822	2,873,995

VICI Properties, L.P./VICI Note Co., Inc., 4.625%, 12/1/29(1)		2,688	2,797,402

Vivion Investments S.a.r.l., 3.00%, 8/8/24(2)	EUR	4,500	4,663,637

Vivion Investments S.a.r.l., 3.50%, 11/1/25(2)	EUR	300	308,431

Weekley Homes, LLC/Weekley Finance Corp., 4.875%, 9/15/28(1)		619	628,483

			$52,845,925

Insurance — 1.6%

Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27(1)		5,292	$5,565,543

AmWINS Group, Inc., 7.75%, 7/1/26(1)		1,644	1,760,823

Hub International, Ltd., 7.00%, 5/1/26(1)		3,723	3,819,817

NFP Corp., 6.875%, 8/15/28(1)		2,560	2,486,400

USI, Inc., 6.875%, 5/1/25(1)		1,774	1,810,571

			$15,443,154

Leisure — 1.2%

Carnival Corp., 11.50%, 4/1/23(1)		830	$918,358

NCL Corp, Ltd., 3.625%, 12/15/24(1)		1,755	1,232,141

NCL Corp, Ltd., 10.25%, 2/1/26(1)		1,475	1,519,250

Powdr Corp., 6.00%, 8/1/25(1)		1,615	1,634,461

Viking Cruises, Ltd., 5.875%, 9/15/27(1)		5,967	4,665,448

Viking Cruises, Ltd., 6.25%, 5/15/25(1)		1,820	1,426,234

			$11,395,892

Metals & Mining — 3.1%

Arconic Corp., 6.125%, 2/15/28(1)		2,096	$2,212,349

Cleveland-Cliffs, Inc., 6.75%, 3/15/26(1)		4,172	4,385,815

Cleveland-Cliffs, Inc., 9.875%, 10/17/25(1)		701	802,645

Constellium SE, 5.875%, 2/15/26(1)		1,392	1,408,530

Security	Principal Amount* (000’s omitted)	Value

Metals & Mining (continued)

Eldorado Gold Corp., 9.50%, 6/1/24(1)	1,041	$1,130,136

First Quantum Minerals, Ltd., 6.875%, 3/1/26(1)	448	445,480

First Quantum Minerals, Ltd., 7.50%, 4/1/25(1)	2,736	2,751,390

Freeport-McMoRan, Inc., 4.55%, 11/14/24	1,685	1,814,534

Freeport-McMoRan, Inc., 5.45%, 3/15/43	2,787	3,185,346

Hudbay Minerals, Inc., 6.125%, 4/1/29(1)	1,435	1,470,875

New Gold, Inc., 6.375%, 5/15/25(1)	2,589	2,671,524

New Gold, Inc., 7.50%, 7/15/27(1)	2,567	2,781,666

Novelis Corp., 4.75%, 1/30/30(1)	1,795	1,823,702

Novelis Corp., 5.875%, 9/30/26(1)	2,118	2,188,169

		$29,072,161

Paper — 0.5%

Boise Cascade Co., 4.875%, 7/1/30(1)	1,097	$1,174,668

Enviva Partners, L.P./Enviva Partners Finance Corp., 6.50%, 1/15/26(1)	3,340	3,529,962

		$4,704,630

Railroad — 0.3%

Watco Cos., LLC/Watco Finance Corp., 6.50%, 6/15/27(1)	3,004	$3,122,282

		$3,122,282

Restaurant — 0.9%

1011778 B.C. Unlimited Liability Company/New Red Finance, Inc., 4.00%, 10/15/30(1)	4,103	$4,082,485

1011778 B.C. Unlimited Liability Company/New Red Finance, Inc., 4.25%, 5/15/24(1)	444	453,546

1011778 B.C. Unlimited Liability Company/New Red Finance, Inc., 5.75%, 4/15/25(1)	581	619,979

Dave & Buster’s, Inc., 7.625%, 11/1/25(1)	1,908	1,876,995

IRB Holding Corp., 7.00%, 6/15/25(1)	679	724,840

Yum! Brands, Inc., 7.75%, 4/1/25(1)	476	523,457

		$8,281,302

Services — 2.2%

Allied Universal Holdco, LLC/Allied Universal Finance Corp., 6.625%, 7/15/26(1)	1,121	$1,174,247

Allied Universal Holdco, LLC/Allied Universal Finance Corp., 9.75%, 7/15/27(1)	1,408	1,504,110

Avis Budget Car Rental, LLC/Avis Budget Finance, Inc., 5.25%, 3/15/25(1)	1,050	991,594

Avis Budget Car Rental, LLC/Avis Budget Finance, Inc., 5.75%, 7/15/27(1)	1,050	988,969

Avis Budget Car Rental, LLC/Avis Budget Finance, Inc., 5.75%, 7/15/27(1)	852	809,932

24	See Notes to Financial Statements.

High Income Opportunities Portfolio

October 31, 2020

Portfolio of Investments — continued

Security	Principal Amount* (000’s omitted)	Value

Services (continued)

Avis Budget Car Rental, LLC/Avis Budget Finance, Inc., 6.375%, 4/1/24(1)	350	$341,469

Cars.com, Inc., 6.375%, 11/1/28(1)	1,078	1,075,305

Gartner, Inc., 3.75%, 10/1/30(1)	1,023	1,047,399

Gartner, Inc., 4.50%, 7/1/28(1)	1,449	1,514,509

GEMS MENASA Cayman, Ltd./GEMS Education Delaware, LLC, 7.125%, 7/31/26(1)	2,936	2,910,310

Korn Ferry, 4.625%, 12/15/27(1)	599	612,478

Sabre GLBL, Inc., 9.25%, 4/15/25(1)	760	838,850

ServiceMaster Co., LLC (The), 7.45%, 8/15/27	5,185	5,799,734

TMS International Holding Corp., 7.25%, 8/15/25(1)	1,249	1,195,917

Univar Solutions USA, Inc., 5.125%, 12/1/27(1)	611	634,224

		$21,439,047

Steel — 1.2%

Allegheny Ludlum, LLC, 6.95%, 12/15/25	1,821	$1,827,638

Allegheny Technologies, Inc., 5.875%, 12/1/27	625	589,453

Allegheny Technologies, Inc., 7.875%, 8/15/23	530	536,389

Big River Steel, LLC/BRS Finance Corp., 6.625%, 1/31/29(1)	2,244	2,315,527

Infrabuild Australia Pty, Ltd., 12.00%, 10/1/24(1)	4,440	4,417,800

Joseph T. Ryerson & Son, Inc., 8.50%, 8/1/28(1)	1,647	1,767,931

		$11,454,738

Super Retail — 2.4%

Academy, Ltd., 6.00%, 11/15/27(1)(6)	317	$317,608

Asbury Automotive Group, Inc., 4.50%, 3/1/28(1)	500	509,687

Asbury Automotive Group, Inc., 4.75%, 3/1/30(1)	660	682,275

Burlington Coat Factory Warehouse Corp., 6.25%, 4/15/25(1)	1,576	1,653,815

Group 1 Automotive, Inc., 4.00%, 8/15/28(1)	1,400	1,403,500

Ken Garff Automotive, LLC, 4.875%, 9/15/28(1)	1,462	1,451,327

L Brands, Inc., 6.625%, 10/1/30(1)	1,371	1,442,121

L Brands, Inc., 6.75%, 7/1/36	381	385,601

L Brands, Inc., 6.875%, 7/1/25(1)	717	769,692

L Brands, Inc., 6.875%, 11/1/35	2,242	2,279,834

L Brands, Inc., 7.60%, 7/15/37	426	410,025

L Brands, Inc., 9.375%, 7/1/25(1)	502	582,947

Lithia Motors, Inc., 4.375%, 1/15/31(1)	510	527,531

PVH Corp., 7.75%, 11/15/23	3,385	3,932,412

Sonic Automotive, Inc., 6.125%, 3/15/27	4,675	4,832,758

William Carter Co. (The), 5.50%, 5/15/25(1)	499	524,886

William Carter Co. (The), 5.625%, 3/15/27(1)	1,510	1,587,387

		$23,293,406

Security		Principal Amount* (000’s omitted)	Value

Technology — 3.9%

Black Knight InfoServ, LLC, 3.625%, 9/1/28(1)		1,186	$1,202,307

Booz Allen Hamilton, Inc., 3.875%, 9/1/28(1)		2,114	2,149,674

CDK Global, Inc., 5.25%, 5/15/29(1)		984	1,056,462

Dell International, LLC/EMC Corp., 6.10%, 7/15/27(1)		1,588	1,888,499

Dell International, LLC/EMC Corp., 7.125%, 6/15/24(1)		2,834	2,939,652

EIG Investors Corp., 10.875%, 2/1/24		4,750	4,946,674

Entegris, Inc., 4.375%, 4/15/28(1)		1,481	1,543,942

Entegris, Inc., 4.625%, 2/10/26(1)		1,137	1,169,689

Go Daddy Operating Co., LLC/GD Finance Co., Inc., 5.25%, 12/1/27(1)		2,305	2,418,809

LogMeIn, Inc., 5.50%, 9/1/27(1)		1,045	1,060,675

ON Semiconductor Corp., 3.875%, 9/1/28(1)		2,432	2,477,600

Open Text Corp., 3.875%, 2/15/28(1)		1,693	1,722,627

Open Text Holdings, Inc., 4.125%, 2/15/30(1)		1,481	1,539,263

Presidio Holdings, Inc., 4.875%, 2/1/27(1)		412	423,651

Presidio Holdings, Inc., 8.25%, 2/1/28(1)		1,818	1,932,761

Riverbed Technology, Inc., 8.875%, 3/1/23(1)		3,329	2,280,365

Sensata Technologies UK Financing Co. PLC, 6.25%, 2/15/26(1)		3,172	3,288,967

Sensata Technologies, Inc., 3.75%, 2/15/31(1)		560	555,100

Shift4 Payments, LLC/Shift4 Payments Finance Sub, Inc., 4.625%, 11/1/26(1)		363	368,899

SS&C Technologies, Inc., 5.50%, 9/30/27(1)		961	1,022,581

Switch, Ltd., 3.75%, 9/15/28(1)		832	834,600

			$36,822,797

Telecommunications — 7.5%

Altice Financing S.A., 2.25%, 1/15/25(2)	EUR	2,933	$3,193,884

Altice Financing S.A., 7.50%, 5/15/26(1)		1,705	1,781,725

Altice Finco S.A., 4.75%, 1/15/28(2)	EUR	1,369	1,443,192

Altice France Holding S.A., 6.00%, 2/15/28(1)		1,207	1,159,927

Altice France Holding S.A., 10.50%, 5/15/27(1)		1,614	1,782,461

Altice France S.A., 5.50%, 1/15/28(1)		1,478	1,499,246

Altice France S.A., 7.375%, 5/1/26(1)		3,518	3,675,606

Altice France S.A., 8.125%, 2/1/27(1)		4,715	5,132,961

CenturyLink, Inc., 6.75%, 12/1/23		1,804	1,965,233

CenturyLink, Inc., 7.50%, 4/1/24		359	396,591

Connect Finco S.a.r.l./Connect US Finco, LLC, 6.75%, 10/1/26(1)		4,539	4,578,716

DKT Finance ApS, 9.375%, 6/17/23(1)		201	205,292

Frontier California, Inc., Series F, 6.75%, 5/15/27(8)		895	876,823

Hughes Satellite Systems Corp., 5.25%, 8/1/26		2,793	3,003,411

LCPR Senior Secured Financing DAC, 6.75%, 10/15/27(1)		1,337	1,422,234

Level 3 Financing, Inc., 4.25%, 7/1/28(1)		3,656	3,677,936

Level 3 Financing, Inc., 5.25%, 3/15/26		2,180	2,253,357

25	See Notes to Financial Statements.

High Income Opportunities Portfolio

October 31, 2020

Portfolio of Investments — continued

Security	Principal Amount* (000’s omitted)	Value

Telecommunications (continued)

Level 3 Financing, Inc., 5.375%, 1/15/24	2,215	$2,239,044

Sprint Corp., 7.125%, 6/15/24	2,270	2,613,814

Sprint Corp., 7.25%, 9/15/21	2,545	2,654,002

Sprint Corp., 7.625%, 2/15/25	3,285	3,882,459

Sprint Corp., 7.625%, 3/1/26	1,199	1,460,964

Sprint Corp., 7.875%, 9/15/23	5,496	6,282,615

T-Mobile USA, Inc., 4.75%, 2/1/28	1,095	1,174,548

T-Mobile USA, Inc., 6.50%, 1/15/26	6,587	6,871,888

Telecom Italia Capital S.A., 6.00%, 9/30/34	2,080	2,425,280

Telecom Italia SpA, 5.303%, 5/30/24(1)	1,080	1,170,153

ViaSat, Inc., 5.625%, 4/15/27(1)	1,494	1,567,766

VMED O2 UK Financing I PLC, 4.25%, 1/31/31(1)	737	738,843

		$71,129,971

Transport Excluding Air & Rail — 0.5%

XPO Logistics, Inc., 6.125%, 9/1/23(1)	1,310	$1,328,831

XPO Logistics, Inc., 6.50%, 6/15/22(1)	3,203	3,220,825

		$4,549,656

Utility — 3.3%

AES Corp. (The), 5.125%, 9/1/27	968	$1,040,503

AES Corp. (The), 5.50%, 4/15/25	263	270,649

AES Corp. (The), 6.00%, 5/15/26	5,810	6,098,728

Calpine Corp., 4.50%, 2/15/28(1)	1,810	1,844,390

Calpine Corp., 4.625%, 2/1/29(1)	1,060	1,071,882

Calpine Corp., 5.00%, 2/1/31(1)	420	429,429

Calpine Corp., 5.125%, 3/15/28(1)	2,554	2,637,056

Clearway Energy Operating, LLC, 4.75%, 3/15/28(1)	693	729,167

Drax Finco PLC, 6.625%, 11/1/25(1)	1,493	1,565,784

NextEra Energy Operating Partners, L.P., 4.25%, 9/15/24(1)	1,485	1,557,394

NextEra Energy Operating Partners, L.P., 4.50%, 9/15/27(1)	1,602	1,754,190

NRG Energy, Inc., 5.25%, 6/15/29(1)	1,247	1,354,323

NRG Energy, Inc., 7.25%, 5/15/26	2,324	2,459,931

Pattern Energy Operations, L.P./Pattern Energy Operations, Inc., 4.50%, 8/15/28(1)	1,065	1,112,398

TerraForm Power Operating, LLC, 4.25%, 1/31/23(1)	1,410	1,437,319

TerraForm Power Operating, LLC, 5.00%, 1/31/28(1)	2,981	3,278,206

Vistra Operations Co., LLC, 5.00%, 7/31/27(1)	2,344	2,451,824

		$31,093,173

Total Corporate Bonds & Notes (identified cost $861,791,952)		$860,640,118

Senior Floating-Rate Loans — 3.9%(9)
Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Building Materials — 0.1%

Hillman Group, Inc. (The), Term Loan, 4.15%, (1 mo. USD LIBOR + 4.00%), Maturing 5/31/25	$1,190	$1,163,611

		$1,163,611

Diversified Media — 0.1%

Nielsen Finance, LLC, Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing 6/4/25	$621	$620,880

		$620,880

Food, Beverage & Tobacco — 0.5%

BellRing Brands, LLC, Term Loan, 6.00%, (1 mo. USD LIBOR + 5.00%, Floor 1.00%), Maturing 10/21/24	$898	$902,077

HLF Financing S.a.r.l., Term Loan, 2.90%, (1 mo. USD LIBOR + 2.75%), Maturing 8/18/25	3,695	3,640,567

		$4,542,644

Gaming — 0.8%

Lago Resort & Casino, LLC, Term Loan, 10.50%, (3 mo. USD LIBOR + 9.50%, Floor 1.00%), Maturing 3/7/22	$944	$825,985

Playtika Holding Corp., Term Loan, 7.00%, (6 mo. USD LIBOR + 6.00%, Floor 1.00%), Maturing 12/10/24	5,245	5,258,965

Spectacle Gary Holdings, LLC, Term Loan, 11.00%, Maturing 12/23/25(10)	111	105,063

Spectacle Gary Holdings, LLC, Term Loan, 11.00%, (3 mo. USD LIBOR + 9.00%, Floor 2.00%), Maturing 12/23/25	1,529	1,449,862

		$7,639,875

Healthcare — 0.4%

Envision Healthcare Corporation, Term Loan, 3.90%, (1 mo. USD LIBOR + 3.75%), Maturing 10/10/25	$1,776	$1,278,355

RegionalCare Hospital Partners Holdings, Inc., Term Loan, 3.90%, (1 mo. USD LIBOR + 3.75%), Maturing 11/16/25	2,089	2,031,612

		$3,309,967

Insurance — 1.2%

Asurion, LLC, Term Loan - Second Lien, 6.65%, (1 mo. USD LIBOR + 6.50%), Maturing 8/4/25	$11,752	$11,783,642

		$11,783,642

26	See Notes to Financial Statements.

High Income Opportunities Portfolio

October 31, 2020

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Services — 0.2%

AlixPartners, LLP, Term Loan, 2.65%, (1 mo. USD LIBOR + 2.50%), Maturing 4/4/24	$2,148	$2,084,446

		$2,084,446

Technology — 0.3%

EIG Investors Corp., Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing 2/9/23	$3,255	$3,234,929

		$3,234,929

Telecommunications — 0.3%

Intelsat Jackson Holdings S.A., DIP Loan, 5.05%, (6 mo. USD LIBOR + 5.50%, Floor 1.00%), Maturing 7/13/22(10)	$1,012	$1,031,443

Intelsat Jackson Holdings S.A., Term Loan, 8.63%, Maturing 1/2/24(11)	1,640	1,659,816

		$2,691,259

Total Senior Floating-Rate Loans (identified cost $37,535,884)		$37,071,253

Convertible Bonds — 0.3%
Security	Principal Amount (000’s omitted)	Value

Air Transportation — 0.2%

Air Transport Services Group, Inc., 1.125%, 10/15/24	$1,568	$1,743,668

		$1,743,668

Entertainment & Film — 0.1%

Cinemark Holdings, Inc., 4.50%, 8/15/25(1)	$460	$399,354

		$399,354

Leisure — 0.0%(12)

Royal Caribbean Cruises, Ltd., 4.25%, 6/15/23(1)	$277	$288,342

		$288,342

Total Convertible Bonds (identified cost $2,162,237)		$2,431,364

Commercial Mortgage-Backed Securities — 0.2%
Security	Principal Amount (000’s omitted)	Value

Commercial Mortgage-Backed Securities — 0.2%

BAMLL Commercial Mortgage Securities Trust, Series 2019-BPR, Class ENM, 3.843%, 11/5/32(1)(13)	$3,190	$2,412,006

		$2,412,006

Total Commercial Mortgage-Backed Securities (identified cost $3,027,425)		$2,412,006

Common Stocks — 1.4%
Security	Shares	Value

Building Materials — 0.2%

AZEK Co., Inc. (The)(15)	60,458	$2,021,716

		$2,021,716

Consumer Products — 0.1%

HF Holdings, Inc.(14)(15)(16)	13,600	$776,832

		$776,832

Energy — 0.2%

Ascent CNR Corp., Class A(14)(15)(16)	6,273,462	$1,317,427

EP Energy Corp.(15)	18,579	538,791

Nine Point Energy Holdings, Inc.(14)(15)(16)	31,737	0

		$1,856,218

Environmental — 0.1%

GFL Environmental, Inc.	65,500	$1,253,670

		$1,253,670

Gaming — 0.0%

New Cotai Participation Corp., Class B(14)(15)(16)	7	$0

		$0

Healthcare — 0.5%

Acadia Healthcare Co., Inc.(15)	40,000	$1,426,000

Bausch Health Cos., Inc.(15)	110,000	1,815,000

Elanco Animal Health, Inc.(15)	30,000	930,300

		$4,171,300

27	See Notes to Financial Statements.

High Income Opportunities Portfolio

October 31, 2020

Portfolio of Investments — continued

Security	Shares	Value

Utility — 0.3%

NextEra Energy Partners, L.P.	45,000	$2,826,000

		$2,826,000

Total Common Stocks (identified cost $14,393,532)		$12,905,736

Preferred Stocks — 0.3%
Security	Shares	Value

Building Materials — 0.3%

WESCO International, Inc., Series A, 10.625% to 6/22/25(5)	114,488	$3,317,862

		$3,317,862

Total Preferred Stocks (identified cost $3,167,329)		$3,317,862

Convertible Preferred Stocks — 0.3%
Security	Shares	Value

Energy — 0.0%

Nine Point Energy Holdings, Inc., Series A, 12.00%(7)(14)(15)(16)	591	$0

		$0

Environmental — 0.2%

GFL Environmental, Inc., 6.00%	28,467	$1,413,102

		$1,413,102

Healthcare — 0.1%

Becton Dickinson and Co., Series B, 6.00%	24,000	$1,249,920

		$1,249,920

Total Convertible Preferred Stocks (identified cost $3,269,418)		$2,663,022

Miscellaneous — 1.1%
Security	Shares	Value

Cable & Satellite TV — 0.0%

ACC Claims Holdings, LLC(14)	8,415,190	$0

		$0

Security	Shares	Value

Gaming — 1.1%

PGP Investors, LLC, Membership Interests(14)(15)(16)	30,326	$10,398,945

		$10,398,945

Total Miscellaneous (identified cost $2,419,333)		$10,398,945

Short-Term Investments — 1.0%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 0.12%(17)	9,344,574	$9,344,574

Total Short-Term Investments (identified cost $9,344,574)		$9,344,574

Total Investments — 99.1% (identified cost $937,111,684)		$941,184,880

Less Unfunded Loan Commitments — (0.1)%		$(616,792)

Net Investments — 99.0% (identified cost $936,494,892)		$940,568,088

Other Assets, Less Liabilities — 1.0%		$9,183,181

Net Assets — 100.0%		$949,751,269

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2020, the aggregate value of these securities is $556,342,687 or 58.6% of the Portfolio’s net assets.

(2)

Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At October 31, 2020, the aggregate value of these securities is $26,556,692 or 2.8% of the Portfolio’s net assets.

(3)	Variable rate security. The stated interest rate represents the rate in effect at October 31, 2020.

(4)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(5)	Security converts to variable rate after the indicated fixed-rate coupon period.

(6)	When-issued security.

(7)	Represents a payment-in-kind security which may pay interest/dividends in additional principal/shares at the issuer’s discretion.

(8)	Issuer is in default with respect to interest and/or principal payments.

28	See Notes to Financial Statements.

High Income Opportunities Portfolio

October 31, 2020

Portfolio of Investments — continued

(9)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.

(10)

Unfunded or partially unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At October 31, 2020, the total value of unfunded loan commitments is $620,784. See Note 1F for description.

(11)	Fixed-rate loan.

(12)	Amount is less than 0.05%.

(13)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at October 31, 2020.

(14)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 9).

(15)	Non-income producing security.

(16)	Restricted security (see Note 5).

(17)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2020.

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	7,885,971	EUR	6,698,649	Bank of America, N.A.	1/29/21	$67,889	$—

USD	7,768,053	EUR	6,598,600	Citibank, N.A.	1/29/21	66,739	—

USD	7,885,639	EUR	6,698,606	Goldman Sachs International	1/29/21	67,607	—

USD	7,845,703	EUR	6,665,227	State Street Bank and Trust Company	1/29/21	66,627	—

USD	1,356,573	GBP	1,044,334	Bank of America, N.A.	1/29/21	2,771	—

USD	1,356,535	GBP	1,044,304	Bank of America, N.A.	1/29/21	2,770	—

						$274,403	$—

Abbreviations:

DIP	–	Debtor In Possession
LIBOR	–	London Interbank Offered Rate
PIK	–	Payment In Kind

Currency Abbreviations:

EUR	–	Euro
GBP	–	British Pound Sterling
USD	–	United States Dollar

29	See Notes to Financial Statements.

High Income Opportunities Portfolio

October 31, 2020

Statement of Assets and Liabilities

Assets	October 31, 2020

Unaffiliated investments, at value (identified cost, $927,150,318)	$931,223,514

Affiliated investment, at value (identified cost, $9,344,574)	9,344,574

Cash	157,062

Deposits for derivatives collateral — forward foreign currency exchange contracts	150,000

Foreign currency, at value (identified cost, $1,119)	1,119

Interest receivable	13,605,223

Dividends receivable from affiliated investment	842

Receivable for investments sold	3,869,204

Receivable for open forward foreign currency exchange contracts	274,403

Tax reclaims receivable	66

Total assets	$958,626,007

Liabilities

Cash collateral due to broker	$150,000

Payable for investments purchased	2,600,746

Payable for when-issued securities	5,548,520

Payable to affiliates:

Investment adviser fee	377,105

Trustees’ fees	4,436

Accrued expenses	193,931

Total liabilities	$8,874,738

Net Assets applicable to investors’ interest in Portfolio	$949,751,269

30	See Notes to Financial Statements.

High Income Opportunities Portfolio

October 31, 2020

Statement of Operations

Investment Income	Year Ended October 31, 2020

Interest and other income (net of foreign taxes, $639)	$57,185,351

Dividends (net of foreign taxes, $426)	210,284

Dividends from affiliated investment	254,380

Total investment income	$57,650,015

Expenses

Investment adviser fee	$4,592,323

Trustees’ fees and expenses	53,220

Custodian fee	230,053

Legal and accounting services	109,212

Miscellaneous	68,867

Total expenses	$5,053,675

Net investment income	$52,596,340

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$(28,295,356)

Investment transactions — affiliated investment	11,791

Securities sold short	6,099

Foreign currency transactions	69,189

Forward foreign currency exchange contracts	(1,370,347)

Net realized loss	$(29,578,624)

Change in unrealized appreciation (depreciation) —

Investments	$(15,445,015)

Investments — affiliated investment	(3,621)

Securities sold short	(11,200)

Foreign currency	4,759

Forward foreign currency exchange contracts	373,319

Net change in unrealized appreciation (depreciation)	$(15,081,758)

Net realized and unrealized loss	$(44,660,382)

Net increase in net assets from operations	$7,935,958

31	See Notes to Financial Statements.

High Income Opportunities Portfolio

October 31, 2020

Statements of Changes in Net Assets

	Year Ended October 31,
Increase (Decrease) in Net Assets	2020	2019

From operations —

Net investment income	$52,596,340	$66,438,899

Net realized loss	(29,578,624)	(17,220,384)

Net change in unrealized appreciation (depreciation)	(15,081,758)	34,522,869

Net increase in net assets from operations	$7,935,958	$83,741,384

Capital transactions —

Contributions	$151,186,545	$55,460,769

Withdrawals	(298,370,453)	(423,305,095)

Net decrease in net assets from capital transactions	$(147,183,908)	$(367,844,326)

Net decrease in net assets	$(139,247,950)	$(284,102,942)

Net Assets

At beginning of year	$1,088,999,219	$1,373,102,161

At end of year	$949,751,269	$1,088,999,219

32	See Notes to Financial Statements.

High Income Opportunities Portfolio

October 31, 2020

Financial Highlights

	Year Ended October 31,
Ratios/Supplemental Data	2020	2019	2018	2017	2016

Ratios (as a percentage of average daily net assets):

Expenses	0.51%	0.50%	0.48%	0.48%	0.48%

Net investment income	5.26%	5.61%	5.61%	5.61%	5.61%

Portfolio Turnover	67%	32%	39%	42%	39%

Total Return	1.69%	7.74%	0.59%	8.13%	7.74%

Net assets, end of year (000’s omitted)	$949,751	$1,088,999	$1,373,102	$1,764,899	$1,876,636

33	See Notes to Financial Statements.

High Income Opportunities Portfolio

October 31, 2020

Notes to Financial Statements

1  Significant Accounting Policies

High Income Opportunities Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to provide a high level of current income. The Portfolio also seeks growth of capital as a secondary investment objective. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2020, Eaton Vance High Income Opportunities Fund and Eaton Vance Floating-Rate & High Income Fund held an interest of 84.3% and 15.7%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

34

High Income Opportunities Portfolio

October 31, 2020

Notes to Financial Statements — continued

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Withholding taxes on foreign interest and dividends have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

As of October 31, 2020, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Unfunded Loan Commitments — The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the accompanying Portfolio of Investments. At October 31, 2020, the Portfolio had sufficient cash and/or securities to cover these commitments.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

J  When-Issued Securities and Delayed Delivery Transactions — The Portfolio may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin

35

High Income Opportunities Portfolio

October 31, 2020

Notes to Financial Statements — continued

earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

K  Repurchase Agreements — A repurchase agreement is the purchase by the Portfolio of securities from a counterparty in exchange for cash that is coupled with an agreement to resell those securities to the counterparty at a specified date and price. When a repurchase agreement is entered, the Portfolio typically receives securities with a value that equals or exceeds the repurchase price, including any accrued interest earned on the agreement. The value of such securities will be marked-to-market daily, and cash or additional securities will be exchanged between the parties as needed. Except in the case of a repurchase agreement entered to settle a short sale, the value of the securities delivered to the Portfolio will be at least equal to 90% of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered to settle a short sale may provide that the cash purchase price paid by the Portfolio is more than the value of purchased securities that effectively collateralize the repurchase price payable by the counterparty. Since in such a transaction, the Portfolio normally will have used the purchased securities to settle the short sale, the Portfolio will segregate liquid assets equal to the marked-to-market value of the purchased securities that it is obligated to return to the counterparty under the repurchase agreement. In the event of insolvency of the counterparty to a repurchase agreement, recovery of the repurchase price owed to the Portfolio may be delayed. Such an insolvency also may result in a loss to the extent that the value of the purchased securities decreases during the delay or that value has otherwise not been maintained at an amount at least equal to the repurchase price.

L  Securities Sold Short — A short sale is a transaction in which the Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer with an obligation to replace such borrowed security at a later date. When making a short sale, the Portfolio segregates liquid assets with the custodian equal to its obligations under the short sale. Until the security is replaced, the Portfolio is required to repay the lender any dividends or interest, which accrue during the period of the loan. The proceeds received from a short sale are recorded as a liability and the Portfolio records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. A gain, limited to the price at which the Portfolio sold the security short, or a loss, potentially unlimited as there is no upward limit on the price of a security, is recorded when the short position is terminated. Interest payable on securities sold short is recorded as an expense.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM and an indirect subsidiary of Eaton Vance Corp., as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.30% of the Portfolio’s average daily net assets up to $500 million, 0.275% from $500 million up to $1 billion, 0.25% from $1 billion up to $1.5 billion, 0.225% from $1.5 billion up to $2 billion and at reduced rates on daily net assets of $2 billion or more; plus 3.00% of the Portfolio’s daily gross income (i.e., income other than gains from the sale of securities) when daily net assets are less than $500 million, 2.75% when daily net assets are $500 million but less than $1 billion, 2.50% when daily net assets are $1 billion but less than $1.5 billion, 2.25% when daily net assets are $1.5 billion but less than $2 billion and at reduced rates on daily net assets of $2 billion or more, and is payable monthly. For the year ended October 31, 2020, the Portfolio’s investment adviser fee amounted to $4,592,323 or 0.46% of the Portfolio’s average daily net assets. Pursuant to a sub-advisory agreement, BMR pays Eaton Vance Advisers International Ltd., an indirect, wholly-owned subsidiary of Eaton Vance Corp., a portion of its investment adviser fee for sub-advisory services provided to the Portfolio. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

During the year ended October 31, 2020, BMR reimbursed the Portfolio $14,582 for a net realized loss due to a trading error. The amount of the reimbursement had an inpact on total return of less than 0.01%.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 2020, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns, securities sold short and principal repayments on Senior Loans, aggregated $643,509,434 and $710,123,204, respectively, for the year ended October 31, 2020.

36

High Income Opportunities Portfolio

October 31, 2020

Notes to Financial Statements — continued

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at October 31, 2020, as determined on a federal income tax basis, were as follows:

Aggregate cost	$940,455,895

Gross unrealized appreciation	$41,870,670

Gross unrealized depreciation	(41,758,477)

Net unrealized appreciation	$112,193

5  Restricted Securities

At October 31, 2020, the Portfolio owned the following securities (representing 1.3% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value

Common Stocks

Ascent CNR Corp., Class A	4/25/16, 11/16/16	6,273,462	$0	$1,317,427

HF Holdings, Inc.	10/27/09	13,600	730,450	776,832

New Cotai Participation Corp., Class B	4/12/13	7	216,125	0

Nine Point Energy Holdings, Inc.	7/15/14, 10/21/14	31,737	1,460,742	0

Total Common Stocks			$2,407,317	$2,094,259

Convertible Preferred Stocks

Nine Point Energy Holdings, Inc., Series A, 12.00%	5/26/17	591	$591,000	$0

Total Convertible Preferred Stocks			$591,000	$0

Miscellaneous

PGP Investors, LLC, Membership Interests	10/23/12, 2/18/15, 4/23/18	30,326	$2,419,333	$10,398,945

Total Miscellaneous			$2,419,333	$10,398,945

Total Restricted Securities			$5,417,650	$12,493,204

6  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at October 31, 2020 is included in the Portfolio of Investments. At October 31, 2020, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective.

Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

37

High Income Opportunities Portfolio

October 31, 2020

Notes to Financial Statements — continued

The Portfolio enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At October 31, 2020, the Portfolio had no open derivatives with credit-related contingent features in a net liability position.

The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at October 31, 2020 was as follows:

	Fair Value
Derivative	Asset Derivative		Liability Derivative

Forward foreign currency exchange contracts	$274,403	(1)	$—

Total Derivatives subject to master netting or similar agreements	$274,403		$—

(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts.

The Portfolio’s derivative assets at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following table presents the Portfolio’s derivative assets by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for such assets as of October 31, 2020.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

Bank of America, N.A.	$73,430	$—	$—	$(73,430)	$—

Citibank, N.A.	66,739	—	—	—	66,739

Goldman Sachs International	67,607	—	—	—	67,607

State Street Bank and Trust Company	66,627	—	—	—	66,627

	$274,403	$—	$—	$(73,430)	$200,973

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount receivable from the counterparty in the event of default.

38

High Income Opportunities Portfolio

October 31, 2020

Notes to Financial Statements — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the year ended October 31, 2020 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Forward foreign currency exchange contracts	$(1,370,347)	$373,319

(1)	Statement of Operations location: Net realized gain (loss) – Forward foreign currency exchange contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Forward foreign currency exchange contracts.

The average notional amount of forward foreign currency exchange contracts (based on the absolute value of notional amounts of currency purchased and currency sold) outstanding during the year ended October 31, 2020, which is indicative of the volume of this derivative type, was approximately $42,633,000.

7  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 26, 2021. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2020, an upfront fee and arrangement fee totaling $950,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended October 31, 2020.

8  Investments in Affiliated Funds

At October 31, 2020, the value of the Portfolio’s investment in affiliated funds was $9,344,574, which represents 1.0 % of the Portfolio’s net assets. Transactions in affiliated funds by the Portfolio for the year ended October 31, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments

Eaton Vance Cash Reserves Fund, LLC	$33,802,709	$450,238,726	$(474,705,031)	$11,791	$(3,621)	$9,344,574	$254,380	9,344,574

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

39

High Income Opportunities Portfolio

October 31, 2020

Notes to Financial Statements — continued

At October 31, 2020, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Corporate Bonds & Notes	$—	$860,640,118	$—	$860,640,118

Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	36,454,461	—	36,454,461

Convertible Bonds	—	2,431,364	—	2,431,364

Commercial Mortgage-Backed Securities	—	2,412,006	—	2,412,006

Common Stocks	10,272,686	538,791	2,094,259	12,905,736

Preferred Stocks	3,317,862	—	—	3,317,862

Convertible Preferred Stocks	2,663,022	—	0	2,663,022

Miscellaneous	—	—	10,398,945	10,398,945

Short-Term Investments	—	9,344,574	—	9,344,574

Total Investments	$16,253,570	$911,821,314	$12,493,204	$940,568,088

Forward Foreign Currency Exchange Contracts	$—	$274,403	$—	$274,403

Total	$16,253,570	$912,095,717	$12,493,204	$940,842,491

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended October 31, 2020 is not presented.

10  Risks and Uncertainties

Credit Risk

The Portfolio primarily invests in lower rated and comparable quality unrated high yield securities. These investments have different risks than investments in debt securities rated investment grade. Risk of loss upon default by the borrower is significantly greater with respect to such debt than with other debt securities because these securities are generally unsecured and are more sensitive to adverse economic conditions, such as recession or increasing interest rates, than are investment grade issuers.

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Portfolio’s performance, or the performance of the securities in which the Portfolio invests.

11  Additional Information

On October 8, 2020, Morgan Stanley and Eaton Vance Corp. (“Eaton Vance”) announced that they had entered into a definitive agreement under which Morgan Stanley would acquire Eaton Vance. Under the Investment Company Act of 1940, as amended, consummation of this transaction may be deemed to result in the automatic termination of an Eaton Vance Fund’s investment advisory agreement, and, where applicable, any related sub-advisory agreement. On November 24, 2020, the Portfolio’s Board approved a new investment advisory agreement. The new investment advisory agreement will be presented to Portfolio interest holders for approval, and, if approved, would take effect upon consummation of the transaction. A special joint meeting of Portfolio interest holders will be held on February 18, 2021, at which the proposed investment advisory agreement for the Portfolio will be submitted for approval.

40

High Income Opportunities Portfolio

October 31, 2020

Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of High Income Opportunities Portfolio:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of High Income Opportunities Portfolio (the “Portfolio”), including the portfolio of investments, as of October 31, 2020, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolio as of October 31, 2020, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities and senior loans owned as of October 31, 2020, by correspondence with the custodian, brokers, and selling or agent banks; when replies were not received from brokers and selling or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

December 21, 2020

We have served as the auditor of one or more Eaton Vance investment companies since 1959.

41

High Income Opportunities Portfolio

October 31, 2020

Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.

At a meeting of the Fund’s Board of Trustees/Directors, the Committee provided a written report to the Fund’s Board of Trustees/Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period December 1, 2018 through December 31, 2019 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

42

Eaton Vance

High Income Opportunities Fund

October 31, 2020

Management and Organization

Fund Management.  The Trustees of Eaton Vance Mutual Funds Trust (the Trust) and High Income Opportunities Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust’s and Portfolio’s affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter, the Portfolio’s placement agent and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 143 portfolios (with the exception of Messrs. Faust and Wennerholm and Ms. Frost who oversee 142 portfolios) in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Trust/Portfolio Position(s)	Trustee Since(1)	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience

Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 142 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust and Portfolio.

Other Directorships in the Last Five Years. Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Mark R. Fetting 1954	Trustee	2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Other Directorships in the Last Five Years. None.

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012). Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000). Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995). Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989). Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).

Other Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Other Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust (11 funds) (2011-2014) and of the Ashmore Funds (9 funds) (2010-2014).

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Other Directorships in the Last Five Years. Director of DraftKings, Inc. (digital sports entertainment and gaming company) (since September 2020). Director of Groupon, Inc. (e-commerce provider) (since April 2020). Director of Envestnet, Inc. (provider of intelligent systems for wealth management and financial wellness) (since 2018). Formerly, Director of Dynex Capital, Inc. (mortgage REIT) (2013-2020).

43

Eaton Vance

High Income Opportunities Fund

October 31, 2020

Management and Organization — continued

Name and Year of Birth	Trust/Portfolio Position(s)	Trustee Since(1)	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience

Noninterested Trustees (continued)

William H. Park 1947	Chairperson of the Board and Trustee	2016 (Chairperson) and 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Other Directorships in the Last Five Years. None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Other Directorships in the Last Five Years. None.

Keith Quinton 1958	Trustee	2018

Private investor, researcher and lecturer. Independent Investment Committee Member at New Hampshire Retirement System (since 2017). Formerly, Portfolio Manager and Senior Quantitative Analyst at Fidelity Investments (investment management firm) (2001-2014).

Other Directorships in the Last Five Years. Director (since 2016) and

Chairman (since 2019) of New Hampshire Municipal Bond Bank.

Marcus L. Smith(3) 1966	Trustee	2018

Private investor. Member of Posse Boston Advisory Board (foundation) (since 2015). Formerly, Portfolio Manager at MFS Investment Management (investment management firm) (1994-2017).

Other Directorships in the Last Five Years. Director of MSCI Inc. (global provider of investment decision support tools) (since 2017). Formerly, Director of DCT Industrial Trust Inc. (logistics real estate company) (2017-2018).

Susan J. Sutherland 1957	Trustee	2015

Private investor. Director of Ascot Group Limited and certain of its subsidiaries (insurance and reinsurance) (since 2018). Formerly, Director of Hagerty Holding Corp. (insurance and reinsurance) (2015-2018). Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Other Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Scott E. Wennerholm 1959	Trustee	2016

Private Investor. Formerly, Trustee at Wheelock College (postsecondary institution) (2012-2018). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Other Directorships in the Last Five Years. None.

Name and Year of Birth	Trust/Portfolio Position(s)	Officer Since(2)	Principal Occupation(s) During Past Five Years

Principal Officers who are not Trustees

Eric A. Stein 1980	President	2020	Vice President and Chief Investment Officer, Fixed Income of EVM and BMR. Prior to November 1, 2020, Mr. Stein was a co-Director of Eaton Vance’s Global Income Investments. Also Vice President of Calvert Research and Management (“CRM”).

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR. Also Vice President of CRM.

44

Eaton Vance

High Income Opportunities Fund

October 31, 2020

Management and Organization — continued

Name and Year of Birth	Trust/Portfolio Position(s)	Officer Since(2)	Principal Occupation(s) During Past Five Years

Principal Officers who are not Trustees (continued)

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR. Also Vice President of CRM.

Richard F. Froio 1968	Chief Compliance Officer	2017	Vice President of EVM and BMR since 2017. Formerly Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

45

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each entity listed below has adopted a privacy policy and procedures (“Privacy Program”) Eaton Vance believes is reasonably designed to protect your personal information and to govern when and with whom Eaton Vance may share your personal information.

•

At the time of opening an account, Eaton Vance generally requires you to provide us with certain information such as name, address, social security number, tax status, account numbers, and account balances. This information is necessary for us to both open an account for you and to allow us to satisfy legal requirements such as applicable anti-money laundering reviews and know-your-customer requirements.

•

On an ongoing basis, in the normal course of servicing your account, Eaton Vance may share your information with unaffiliated third parties that perform various services for Eaton Vance and/or your account. These third parties include transfer agents, custodians, broker/dealers and our professional advisers, including auditors, accountants, and legal counsel. Eaton Vance may additionally share your personal information with our affiliates.

•	We believe our Privacy Program is reasonably designed to protect the confidentiality of your personal information and to prevent unauthorized access to that information.

•

We reserve the right to change our Privacy Program at any time upon proper notification to you. You may want to review our Privacy Program periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of protecting your personal information applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, and Calvert Funds. This Privacy Notice supersedes all previously issued privacy disclosures. For more information about our Privacy Program or about how your personal information may be used, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

46

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Investment Adviser of High Income Opportunities Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Sub-Adviser of High Income Opportunities Portfolio

Eaton Vance Advisers International Ltd.

125 Old Broad Street

London, EC2N 1AR

United Kingdom

Administrator of Eaton Vance High Income Opportunities Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

446    10.31.20

Item 2.	Code of Ethics

The registrant (sometimes referred to as the “Fund”) has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3.	Audit Committee Financial Expert

The registrant’s Board of Trustees (the “Board”) has designated George J. Gorman and William H. Park, each an independent trustee, as audit committee financial experts. Mr. Gorman is a certified public accountant who is the Principal at George J. Gorman LLC (a consulting firm). Previously, Mr. Gorman served in various capacities at Ernst & Young LLP (a registered public accounting firm), including as Senior Partner. Mr. Gorman also has experience serving as an independent trustee and audit committee financial expert of other mutual fund complexes. Mr. Park is a certified public accountant who is a private investor. Previously, he served as a consultant, as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm).

Item 4.	Principal Accountant Fees and Services

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended October 31, 2019 and October 31, 2020 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended	10/31/19	10/31/20
Audit Fees	$80,186	$79,300
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$17,036	$16,326
All Other Fees(3)	$0	$0

Total	$97,222	$95,626

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the Audit Committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended October 31, 2019 and October 31, 2020; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	10/31/19	10/31/20
Registrant	$17,036	$16,326
Eaton Vance(1)	$59,903	$51,800

(1)	Certain entities that provide ongoing services to the registrant are subsidiaries of Eaton Vance Corp.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants

Not applicable.

Item 6.	Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

No material changes.

Item 11.	Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13.	Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

High Income Opportunities Portfolio

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	December 21, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	December 21, 2020

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	December 21, 2020